LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
LONG-TERM INVESTMENTS
Schedule of Long-term investments

	As of December 31,
	2024	2025

	(HK$ in thousands)

Equity method investments (1)	557,615	609,656
Other equity investments (2)	15,575	5,564
Total	573,190	615,220
(1)	Equity method investments

As of December 31, 2024 and 2025, the Group’s investments accounted for under the equity method totaled HK$557,615 thousand and HK$609,656 thousand, respectively. The Group applies the equity method of accounting to account for its equity method investments over which it has significant influence but does not own a majority equity interest or otherwise control.

As of December 31, 2024 and 2025, the Group’s equity method investments primarily consisted of investments in private equity funds, with carrying amounts of HK$203,679 thousand and HK$609,656 thousand, respectively. The Group recognized investment losses of HK$13,497 thousand and HK$17,870 thousand for the years ended December 31, 2023 and 2024, respectively, and an investment gain of HK$24,112 thousand for the year ended December 31, 2025. Based on the Group’s assessment on the recoverable amounts of these equity method investments, as of December 31, 2024 and 2025, no impairment provision on the equity method investment was recognized.

In May 2024, the Group completed the acquisition of approximately 44.1% ordinary equity interest in Gravitation Fintech HK Limited (“Gravitation”) for a total consideration of HK$440,000 thousand. The Group accounts for this investment under the equity method. Based on the Group’s assessment of the recoverable amount of this equity method investment, as of December 31 2024, the Group determined that the recoverable amount exceeded its carrying value, and therefore, no impairment provision was recognized for this investment.

On September 16, 2025, the Group acquired additional equity interests in Gravitation Fintech HK Limited and its wholly-owned subsidiary Airstar Bank Limited (“Gravitation and its subsidiary”) for a total consideration of HK$786.4 million. The total consideration consisted of a cash payment of HK$500.0 million and the fair value of the Group’s previously held equity interests of HK$286.4 million, with identifiable net assets acquired amounting to HK$1,039.0 million as of acquisition date. Net assets acquired primarily consisted of cash and cash equivalents of HK$976.7 million, short-term investments of HK$2,050.2 million, loans and advances of HK$1,377.3 million and payables to clients of HK$2,997.6 million as of the date of acquisition. Fair value of the Group’s previously held equity interests and the non-controlling interests were estimated by applying the market approach. Upon completion of the transaction, the Group’s effective equity interest in Gravitation and its subsidiary increased to approximately 68%, Gravitation and its subsidiary became consolidated subsidiaries of the Group. For the year ended December 31, 2024 and 2025, the Group recognized investment losses of HK$86,064 and HK$75,731 thousand in its consolidated financial statements.

(2)Other equity investments

In December 2021, the Group invested in a private equity fund by acquiring 2.75% ordinary equity interest with a total consideration of HK$15,596 thousand. As of December 31, 2024, the Group’s equity investments without readily determinable fair values totaled HK$15,575 thousand. Equity securities without determinable fair values of the Group represent investments in privately held companies with no readily determinable fair value. The Group elected measurement alternative and recorded these investments at cost, less impairment, adjusted for subsequent observable price changes. As of December 31, 2024, no impairment provision on the equity investments without readily determinable fair values was recognized.

In September 2025, such private equity fund was listed on NASDAQ and the Group has reclassified this equity investment with readily determinable fair values. The equity investments had been adjusted for subsequent observable price changes based on the public trading price as of December 31, 2025, resulting a fair value loss of HK$10,050 thousand been recognized in others, net for the year ended December 31, 2025.